Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 69,100	SFr 88,300
Offsetting	(64,300)	(81,800)
of which counterparty netting	(52,900)	(68,300)
of which cash collateral netting	(11,400)	(13,500)
Total net derivatives subject to enforceable master netting agreements	4,800	6,500
Total derivatives not subject to enforceable master netting agreements	1,900	2,600
Total net derivatives presented in the consolidated balance sheets	6,700	9,100
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	7,100	27,800
Securities sold under repurchase agreements, offsetting	(5,500)	(10,700)
Securities sold under repurchase agreements, net	1,600	17,100
Securities lending transactions, gross	100	900
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	100	900
Obligation to return securities received as collateral, at fair value, gross	2,200	2,900
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	2,200	2,900
Total subject to enforceable master netting agreements, gross	9,400	31,600
Total subject to enforceable master netting agreements, offsetting	(5,500)	(10,700)
Total subject to enforceable master netting agreements, net	3,900	20,900
Total not subject to enforceable master netting agreements	1,200	2,500
Total, gross	10,600	34,100
Total, net	5,100	23,400
of which reported at fair value	1,330	14,133
Amounts not offset in the consolidated balance sheets
Derivatives, net	4,800	6,500
Derivatives, financial instruments	1,000	1,200
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	3,800	5,300
Securities sold under repurchase agreements, net	1,600	17,100
Securities sold under repurchase agreements, financial instruments	1,600	17,100
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	100	900
Securities lending transactions, financial instruments	100	800
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	0	100
Obligation to return securities received as collateral, at fair value, net	2,200	2,900
Obligation to return securities received as collateral, financial instruments	2,000	2,700
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	200	200
Total financial liabilities subject to enforceable master netting agreements, net	8,700	27,400
Total financial liabilities subject to enforceable master netting agreements, financial instruments	4,700	21,800
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	4,000	5,600
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	6,700	8,900
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	200
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(5,500)	(10,700)
Total, gross	8,400	31,100
Total, net	2,900	20,400
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	2,200	3,000
Total, net	2,200	3,000
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,600	10,800
Offsetting	(8,600)	(10,700)
Total net derivatives subject to enforceable master netting agreements	0	100
Amounts not offset in the consolidated balance sheets
Derivatives, net	0	100
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	45,200	59,100
Offsetting	(40,400)	(52,900)
Total net derivatives subject to enforceable master netting agreements	4,800	6,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	4,800	6,200
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,300	18,400
Offsetting	(15,300)	(18,200)
Total net derivatives subject to enforceable master netting agreements	0	200
Amounts not offset in the consolidated balance sheets
Derivatives, net	0	200
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,900	33,300
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,000	9,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,900	23,500
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16,600	25,900
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	300
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16,400	25,500
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,800	25,400
Equity/index-related derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,400	7,100
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,300	18,300
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,600	3,200
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	600
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,300	2,600
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	500
Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	400
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0	SFr 0